STOCKHOLDERS’ DEFICIT (Tables) - Freight App Inc [Member]	12 Months Ended
Dec. 31, 2021
Subsidiary or Equity Method Investee [Line Items]
SCHEDULE OF PREFERRED STOCK ISSUED

The different classes of preferred stock issued are set forth below:

	December 31, 2021	December 31, 2020
Series A1-A Preferred Shares	7,758,328	7,758,328
Series A2 Preferred Shares	2,192,738	1,426,876
Series A1-B Preferred Shares	2,977,544	2,977,544
Total	12,928,610	12,162,748

SCHEDULE OF PREFERRED STOCK AUTHORIZED

The different classes of preferred stock authorized are set forth below:

Type of Shares	Number of Shares Authorized
Series Seed Preferred Shares	19,958
Series A1-A Preferred Shares	7,991,078
Series A1-B Preferred Shares	3,167,474
Series A2 Preferred Shares	2,258,521
Series A4 Preferred Shares	1,000,000
Series A3 Preferred Shares	46,000,000
Total	60,437,031